Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Balances and Transactions [Abstract]
Schedule of Amount Due from and Due to Related Parties	The summary of amount due from and due to related parties as the following:
		December 31,
	Relationship	2023	2022
Due from shareholders consist of the following:
Mr. Siu Wing Fung, Alfred (“Mr. Siu”) and Ms. Fong Hei Yue, Tina (“Ms. Fong”)	Shareholders and directors (note 1)	$354,285	$2,240,872

Due to a related party consist of the following:
Harcourt Limited	A related company (note 2)	$-	$(110,773)

Schedule of Balance Due from Shareholders	The balance due from shareholders consist of the following:
	December 31,
	2023	2022
Due from shareholders	$372,103	$2,257,931
Less: allowance for expected credit loss	(17,818)	(17,059)
	$354,285	$2,240,872

Schedule of Movement of Allowances for Expected Credit Loss	The movement of allowances for expected credit loss is as follow:
	December 31,
	2023	2022
Balance at beginning of the year	$(17,059)	$(6,312)
Provision	(759)	(10,747)
Ending balance	$(17,818)	$(17,059)

Schedule of Consolidated Financial Statements	In addition to the transactions and balances detailed elsewhere in these consolidated financial statements, the Company had the following transactions with related parties:
	December 31,
	2023	2022	2021
Directors’ remuneration to Mr. Siu Wing Fung, Alfred	$125,000	$120,000	$100,000
Directors’ remuneration to Ms. Fong Hei Yue, Tina	125,000	120,000	100,000
Waiver of related party balance of Mr. Siu Wing Fung, Alfred	(88,151)	—	—